Consolidated Statements of Operations		12 Months Ended
		Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 HKD ($) $ / shares shares	Dec. 31, 2022 HKD ($) $ / shares shares
Income Statement [Abstract]
REVENUE		$ 1,645,819	$ 12,784,230		$ 13,792,030	$ 11,198,252
OPERATING EXPENSES:
Selling, general and administrative expenses		(2,962,236)	(23,009,770)		(16,604,828)	(15,700,930)
Total operating expenses		(2,962,236)	(23,009,770)		(16,604,828)	(15,700,930)
INCOME (LOSS) FROM OPERATIONS		(1,316,417)	(10,225,540)		(2,812,798)	(4,502,678)
OTHER INCOME (EXPENSE)
Interest income		573,004	4,450,922		4,258,450	1,058,222
Other income					172,832	216,000
Gain on sale of investment		142,384	1,105,998
Other expenses		(7,883)	(61,232)		(139,296)	(232,002)
Impairment loss on long-term investment				$ (252,713)	(1,963,000)
Total other income (expense), net		707,505	5,495,688		2,328,986	1,042,220
INCOME (LOSS) BEFORE INCOME TAXES		(608,912)	(4,729,852)		(483,812)	(3,460,458)
INCOME TAX (EXPENSES) BENEFITS						(381,820)
NET INCOME (LOSS)		$ (608,912)	$ (4,729,852)		$ (483,812)	$ (3,842,278)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic*	[1]	5,064,050	5,064,050	5,064,050	5,064,050	4,269,028
Diluted*	[1]	5,064,050	5,064,050	5,064,050	5,064,050	4,269,028
EARNINGS (LOSS) PER SHARE
Basic* | (per share)	[1]	$ (0.12)	$ (0.93)		$ (0.10)	$ (0.90)
Diluted* | (per share)	[1]	$ (0.12)	$ (0.93)		$ (0.10)	$ (0.90)

[1]	Giving retroactive effect to the share combination at a ratio of 4:1 effected on February 6, 2025.